OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

BCAP LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001337454

Barclays Mortgage Loan Trust 2023-NQM1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Conor Dalton (212) 526-8003

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BCAP LLC

Date: April 18, 2023	By:	/s/ Greg Schmidt
	Name:	Greg Schmidt
	Title:	President

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - Consolidated Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Due Diligence Standard

Schedule 3 – Grading Summary Report

Schedule 4 – Valuations Summary Report

99.2 - Third Party Due Diligence Report - Edgemac Narrative

Schedule 1 – Exception Report

Schedule 2 – Final Tape Compare

Schedule 3 – Rating Agency Grades

Schedule 4 – Valuations Summary Report

99.3 – Third Party Due Diligence Report – Infinity Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Loan Level Exception

Schedule 3 – Rating Agency Grade

Schedule 4 – Valuation Report

99.4 – Third Party Due Diligence Report – Selene Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Rating Agency Grades Summary Report

Schedule 3 – Standard Findings Report

Schedule 4 – Valuation Report

99.5 – Third Party Due Diligence Report – Stonehill Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Rating Agency Grades Detail Report

Schedule 3 – Standard Findings Report

Schedule 4 – Valuation Report